SHAREHOLDER LETTER


Dear Shareholder:

We are pleased to present the semiannual report for the Franklin Templeton Fund Allocator Series, composed of the Conservative Target Fund, the Moderate Target Fund, and the Growth Target Fund, for the six-month period ended January 31, 1999.

The period under review was marked by tremendous levels of volatility, both in U.S. and world markets. It began with the Russian government defaulting on their debt obligations in August 1998 and ended with Brazil devaluing its currency in January 1999. In between, we witnessed the unraveling of several high-profile hedge funds, three interest rate cuts by the Federal Reserve Board, and a mania for Internet stocks that will surely figure prominently in any historical treatise on investing.

In the U.S., major stock market indices declined about 20% in late summer from their July highs, only to recover that loss and more, reaching record levels in January 1999. Foreign equity markets generally followed a similar pattern. Meanwhile, U.S. government bond yields continued their long


CONTENTS
Shareholder Letter ..........  1

Fund Reports

 Franklin Templeton
 Conservative Target Fund ...  6

 Franklin Templeton
 Moderate Target Fund ....... 12

 Franklin Templeton
 Growth Target Fund ......... 18

Financial Highlights &
Statement of Investments .... 24

Financial Statements ........ 33

Notes to
Financial Statements ........ 36
downward march. These statistics, however, do not capture the broad divergence in performance among various sectors of the markets.

For example, the flight to quality and liquidity in late August drove up prices of the highest quality bonds, but lower-rated (i.e., "junk") bonds did not participate in this rally. Instead, yield spreads between higher and lower quality bonds widened dramatically. For example, the yield on investment grade bonds fell from 5.93% in July 1998 to 5.31%(1) at the end of the period, while the yield on lower-rated bonds increased from 9.68% to 11.23%(2) during the same period. Similarly, while the leading U.S. stock indices rose sharply in 1998, most stock funds did not fare as well, with the average domestic stock fund returning about 8% for the six months under review. This reflects the increasingly narrow market leadership of a small number of very large capitalization growth stocks (carrying very high price-to-earnings ratios) that have dominated the major indices.

Against this unsettled backdrop, performance of the three Target Funds did not meet our expectations. Performance of each Fund is summarized in the table on the next page and discussed in more detail in the individual reports that follow.

1. Source: Standard and Poor's Micropal (Lehman Brothers). The Lehman Brothers Government/Corporate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's, Standard and Poor's, or Fitch.

2. Source: CS First Boston. Credit Suisse First Boston High Yield Index includes issues rated below investment grade by Moody's or Standard and Poor's.

                                                Total Return*
Class A Shares                               (7/31/98 - 1/31/99)
----------------------------------------------------------------
Franklin Templeton Conservative Target Fund        +0.44%

Franklin Templeton Moderate Target Fund            -1.51%

Franklin Templeton Growth Target Fund              -1.38%


*Total return represents the change in value of an investment during the period indicated, does not include sales charges, and assumes reinvestment of dividends and capital gains at net asset value.

In general terms, we can identify two principal factors that contributed to the disappointing performance. The largest was the continued underperformance of the major Franklin Templeton equity funds compared with the broad market indices. As discussed in previous reports, most Franklin Templeton equity funds pursue value-based investment strategies in one form or another. Value investors purchase securities at prices they consider to be below a company's intrinsic value, hoping the general market eventually will recognize this discrepancy and bid up the price. However, no one can say how long this may take. Likewise, no one can say how long the market will sustain the very high price-earnings multiples we have seen on a concentration of large capitalization growth stocks. Until one or both conditions change, value funds which are actively managed may continue to have difficulty matching the major indices.

A secondary factor hurting performance was our underweighting of equities from mid-summer 1998 into early November. Our conservative posture was directed toward controlling downside risk in the face of unprecedented volatility, and in this respect it was successful during the stock market's late summer decline. However, underexposure to equities penalized returns as the market rose in September and October, which more than offset the earlier benefits.

At the end of the reporting period, each Fund's asset allocation was close to its respective benchmark allocation. U.S. stocks were weighted somewhat more heavily than the benchmark, while the international equity exposure was correspondingly underweighted. Similarly, on the fixed-income side, cash equivalents were overweighted relative to the benchmark, at the expense of longer maturity investments.

Looking forward, we do not pretend to know what the remainder of 1999 holds in store. We shall strive to consider the many possible scenarios for the economy and the markets, as we construct our portfolios, attempting to balance risk and return appropriately. Our goal is an asset allocation that should perform acceptably under a range of possible economic and market conditions.

During the period under review, the Franklin Templeton Fund Allocator Series increased significantly in terms of assets, and by the end of the period, total net assets exceeded $140 million.

We appreciate your participation in the Funds and welcome any comments or suggestions you may have.

Sincerely,


/s/Donald P. Gould

Donald P. Gould
President and Portfolio Manager
Franklin Templeton Fund Allocator Series

--------------------------------------------------------------------------------
The investment goal of each Fund is the highest level of long-term total return that is consistent with an acceptable level of risk. Each Fund will pursue its investment goal through active asset allocation implemented primarily with investment in a combination of Franklin Templeton Funds.

Each Fund pursues the same investment goal, but with different levels of risk and return. The Funds are designed to be long-term investments. The goal of each Fund compares the three Funds' levels of risk and return relative to one another and is not intended to imply any particular absolute level of risk or return for any Fund.
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

ASSET ALLOCATION
Franklin Templeton
Conservative Target Fund
Based on Total Net Assets
1/31/99

[PIE CHART]

U.S. Fixed Income
Securities 35.9%

U.S. Equities 35.2%

International
Equities 14.4%

International Fixed
Income Securities 1.0%

Short-Term
Obligations &
Other Net Assets
13.5%


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.
--------------------------------------------------------------------------------

During the six months under review, the Fund's Class A shares provided a +0.44% cumulative total return, as shown in the Performance Summary on page 11. This was a result of its allocation between stock funds and bond funds, as well as securities selection within the various underlying funds.(1)

During early summer 1998, our estimates indicated a rising level of market risk associated with domestic and foreign equities. In response, we reduced our equity positions, a trend that we continued well into late summer. Our concerns about increased volatility were validated, as many equity markets around the world experienced double-digit declines in August. For example, the Standard & Poor's(R) 500 Stock Index (S&P 500(R)) fell 14.58%, but more than recovered that loss in the following five months, and returned +16.06% for the six-month period ended January 31, 1999.(2) Similarly, the Morgan Stanley Capital International(R)

1. See Note on page 9.

2. Source: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

(MSCI) Europe, Australasia, and Far East (EAFE) Index (which includes stock markets of industrialized countries outside the U.S.) declined 12.51% in August, but bounced back dramatically and ended the period with a +1.25% total return.(3)

Although the Fund's underweighting of equities enhanced performance from mid-August through mid-October, it adversely affected performance in the ensuing market recovery through mid-November, by which time the Fund had returned to a neutral position in equities.

SECURITIES SELECTION(4)

The Fund's largest equity fund investment was in Franklin Growth Fund, which represented about 24% of the Fund's total net assets at the end of the period. Franklin Growth Fund turned in a performance of +10.56% for the six months under review, although it trailed the S&P 500's return for the same period because of its substantial cash position and focus on smaller capitalization stocks than those of the S&P 500. In general, the recent underperformance of the underlying equity funds can be largely attributed to Franklin Templeton's value-driven investment style during a period in which growth strategies were more successful.

On the fixed-income side, the Fund's two largest investments were Franklin Bond Fund and Franklin U.S. Government Securities Fund, together represented about 30% of the Fund's total net assets. Franklin Bond Fund is a new and important

3. Source: Standard & Poor's (MSCI). Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

4. All references to underlying funds refer to Advisor Class or Class Z shares of such funds, which have no sales charges or Rule 12b-1 fees. Performance includes reinvested dividends and capital gains, if any.

addition to the Franklin Templeton Group and the Conservative Target Fund, because it offers access to investment grade, medium duration, domestic and foreign bonds, which is a core position in a global asset allocation program. The two funds delivered returns of +5.49% and +3.41%, respectively, as compared to our U.S. fixed-income benchmark, the Lehman Brothers Government/Corporate Bond Index, which returned +5.75% for the reporting period.(5) The Fund benefited during the reporting period from a lower-than-usual allocation to Franklin's AGE High Income Fund, during a time when the higher-yielding, lower-rated sector underperformed the investment grade, fixed-income sectors.

CONCLUSION

On balance, the Fund's weak performance compared with its benchmark was principally due to the underperformance of the underlying funds relative to the various indices that comprise the benchmark. The Fund's allocation between stock and bond funds had a modestly negative impact, as well.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of January 31, 1999, the end of the reporting period. Markets and economic conditions are, however, changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better understand our investment and management philosophy. The Fund may

5. Source: Standard & Poor's (Lehman Brothers). Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Conservative Target Fund for the six-month period ended January 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not an indication of future performance and, in particular, recent performance is not a reliable indicator of future, long-term performance. Nor should investors draw conclusions, positive or negative, from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

CLASS A (FORMERLY CLASS I):
Subject to the maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus, actual total returns would have been higher.

CLASS C (FORMERLY CLASS II):
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 1/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, and the impact of these same factors on the underlying funds held in the portfolio. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (7/31/98 - 1/31/99)




CLASS A                          CHANGE        1/31/99   7/31/98
-----------------------------------------------------------------
Net Asset Value                  -$0.45         $10.55   $11.00
                                 Distributions
                                 --------------------------------
Dividend Income                  $0.2963
Long-Term Capital Gain           $0.1500
Short-Term Capital Gain          $0.0409
      TOTAL                      $0.4872

CLASS C                          CHANGE        1/31/99   7/31/98
-----------------------------------------------------------------
Net Asset Value                  -$0.45         $10.47   $10.92
                                 Distributions
                                 --------------------------------
Dividend Income                  $0.2543
Long-Term Capital Gain           $0.1500
Short-Term Capital Gain          $0.0409
      TOTAL                      $0.4452





10             Past performance is not predictive of future results.

PERFORMANCE


                                                      INCEPTION
CLASS A                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)        +0.44%    +3.76%    +15.63%
Average Annual Total Return(2)    -5.32%    -2.17%     +4.21%
Value of $10,000 Investment(3)             $9,783    $10,898

                                                      INCEPTION
CLASS C                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)         +0.04%    +2.96%    +13.48%
Average Annual Total Return(2)     -1.91%    +0.94%     +5.74%
Value of $10,000 Investment(3)             $10,094    $11,235



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.


Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.                         11

FRANKLIN TEMPLETON
MODERATE TARGET FUND

ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
1/31/99

[PIE CHART]

U.S. Equities 45.6%

U.S. Fixed Income
Securities 32.6%

International
Equities 19.1%

International Fixed
Income Securities 2.4%

Short-Term
Obligations &
Other Net Assets
0.3%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.
--------------------------------------------------------------------------------

During the six months under review, the Fund's Class A shares provided a -1.51% cumulative total return, as shown in the Performance Summary on page 17. This was a result of its allocation between stock funds and bond funds, as well as securities selection within these underlying funds.(1)

During early summer 1998, our estimates indicated a rising level of market risk associated with domestic and foreign equities. In response, we reduced our equity positions, a trend that we continued well into late summer. Our concerns about increased volatility were validated, as many equity markets around the world experienced double-digit declines in August. For example, the Standard & Poor's(R) 500 Stock Index (S&P 500(R)) fell 14.58%, but more than recovered that loss in the following five months, and returned +16.06% for the six-month period ended January 31, 1999.(2) Similarly, the Morgan Stanley Capital International(R)

1. See Note on page 15.

2. Source: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

(MSCI) Europe, Australasia, and Far East (EAFE) Index (which includes stock markets of industrialized countries outside the U.S.) declined 12.51% in August, but bounced back dramatically and ended the period with a +1.25% total return.(3)

Although the Fund's underweighting of equities enhanced performance from mid-August through mid-October, it adversely affected performance in the ensuing market recovery through mid-November, by which time the Fund had returned to a neutral position in equities.

SECURITIES SELECTION(4)

The Fund's largest equity fund investments were in Franklin Growth Fund and Franklin Equity Fund, which represented about 24% and 13%, respectively, of the Fund's total net assets at the end of the period. The funds turned in performances for the period of +10.56% for Franklin Growth Fund and +9.23% for Franklin Equity Fund, both trailing the S&P 500's return for the same period. The funds underperformed because they had maintained substantial cash positions and a focus on smaller capitalization stocks than those of the S&P 500. In general, the recent underperformance of the underlying equity funds can be largely attributed to Franklin Templeton's value-driven investment style during a period in which growth strategies were more successful.

On the fixed-income side, the Fund's two largest investments were Franklin Bond Fund and Franklin U.S. Government Securities Fund, which averaged about 24% and 8%, respectively,


3. Source: Standard & Poor's (MSCI). Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

4. All references to underlying funds refer to Advisor Class or Class Z shares of such funds, which have no sales charges or Rule 12b-1 fees. Performance includes reinvested dividends and capital gains, if any.

of the Fund's assets during the period. Franklin Bond Fund is a new and important addition to the Franklin Templeton Group and the Moderate Target Fund, because it offers access to investment grade, medium duration, domestic and foreign bonds, which is a core position in a global asset allocation program. The two funds delivered returns of +5.49% and +3.41%, respectively, as compared to our U.S. fixed-income benchmark, the Lehman Brothers Government/Corporate Bond Index, which returned +5.75% for the reporting period.(5) The Fund benefited during the reporting period from a lower-than-usual allocation to Franklin's AGE High Income Fund, during a time when the higher-yielding, lower-rated sector experienced lower returns and higher volatility than investment grade, fixed-income sectors.

CONCLUSION

On balance, the Fund's weak performance compared with its benchmark was principally due to the underperformance of the underlying funds relative to the various indices that comprise the benchmark. The Fund's allocation between stock and bond funds had a modestly negative impact, as well.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of January 31, 1999, the end of the reporting period. Markets and economic conditions are, however, changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may help you better

5. Source: Standard & Poor's (Lehman Brothers). Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Moderate Target Fund for the six-month period ended January 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not an indication of future performance and, in particular, recent performance is not a reliable indicator of future, long-term performance. Nor should investors draw conclusions, positive or negative, from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.

FRANKLIN TEMPLETON
MODERATE TARGET FUND

CLASS A (FORMERLY CLASS I):
Subject to the maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus, actual total returns would have been higher.

CLASS C (FORMERLY CLASS II):
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 1/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, and the impact of these same factors on the underlying funds held in the portfolio. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION (7/31/98 - 1/31/99)


CLASS A                          CHANGE        1/31/99   7/31/98
----------------------------------------------------------------
Net Asset Value                  -$0.59         $10.18   $10.77
                                 DISTRIBUTIONS
                                 ------------------------------
Dividend Income                  $0.2381
Long-Term Capital Gain           $0.1276
Short-Term Capital Gain          $0.0499
      TOTAL                      $0.4156

CLASS C                          CHANGE        1/31/99   7/31/98
----------------------------------------------------------------
Net Asset Value                  -$0.59         $10.06   $10.65
                                 DISTRIBUTIONS
                                 ------------------------------
Dividend Income                  $0.1939
Long-Term Capital Gain           $0.1276
Short-Term Capital Gain          $0.0499
      TOTAL                      $0.3714





16             Past performance is not predictive of future results.

PERFORMANCE



                                                      INCEPTION
CLASS A                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)         -1.51%    +1.53%    +15.48%
Average Annual Total Return(2)     -7.20%    -4.31%     +4.15%
Value of $10,000 Investment(3)              $9,569    $10,884

                                                      INCEPTION
CLASS C                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)         -1.97%    +0.70%    +12.92%
Average Annual Total Return(2)     -3.90%    -1.22%     +5.49%
Value of $10,000 Investment(3)              $9,878    $11,180

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.



Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.                         17

FRANKLIN TEMPLETON
GROWTH TARGET FUND

ASSET ALLOCATION

Franklin Templeton Growth Target Fund
Based on Total Net Assets
1/31/99

[BAR GRAPH]

U.S. Equities ....................... 50.3%
International Equities .............. 29.4%
U.S. Fixed Income Securities ........ 20.3%

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.
--------------------------------------------------------------------------------

During the six months under review, the Fund's Class A shares provided a -1.38% cumulative total return, as shown in the Performance Summary on page 23. This was a result of its allocation between stock funds and bond funds, as well as securities selection within these various underlying funds.(1)

During early summer 1998, our estimates indicated a rising level of market risk associated with domestic and foreign equities. In response, we reduced our equity positions, a trend that we continued well into late summer. Our concerns about increased volatility were validated, as many equity markets around the world experienced double-digit declines in August. For example, the Standard & Poor's(R) 500 Stock Index (S&P 500(R)) fell 14.58%, but more than recovered that loss in the following five months, and returned +16.06% for the six-month period ended January 31, 1999.(2) Similarly, the Morgan Stanley Capital International(R) (MSCI) Europe, Australasia, and Far East (EAFE) Index (which includes stock markets of industrialized countries outside the


1 See Note on page 21.

2. Source: Standard & Poor's Micropal. Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

U.S.) declined 12.51% in August, but bounced back dramatically in the following months and ended the period with a +1.25% total return.(3)

Although the Fund's underweighting of equities enhanced performance from mid-August through mid-October, it adversely affected performance in the ensuing market recovery through mid-November, by which time the Fund had returned to a neutral position in equities.

SECURITIES SELECTION(4)

The Fund's largest equity fund investments were in Franklin Growth Fund and Franklin Equity Fund, which represented about 25% and 22%, respectively, of the Fund's total net assets at the end of the period. The funds turned in performances for the period of +10.56% for Franklin Growth Fund and +9.23% for Franklin Equity Fund, both trailing the S&P 500's return for the same period. The funds underperformed because they had maintained substantial cash positions and a focus on smaller capitalization stocks than those of the S&P 500. In general, the recent underperformance of the underlying equity funds can be largely attributed to Franklin Templeton's value-driven investment style during a period in which growth strategies were more successful.

On the fixed-income side, the Fund's largest investment was Franklin Bond Fund, which averaged about 20% of the Fund's assets at the end of the period. Franklin Bond Fund is a new


3. Source: Standard & Poor's (MSCI). Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

4. All references to underlying funds refer to Advisor Class or Class Z shares of such funds, which have no sales charges or Rule 12b-1 fees. Performance includes reinvested dividends and capital gains, if any.

and important addition to the Franklin Templeton Group and the Growth Target Fund, because it offers access to investment grade, medium duration, domestic and foreign bonds, which is a core position in a global asset allocation program. The fund delivered a return of +5.49%, or slightly below our U.S. fixed-income benchmark, the Lehman Brothers Government/Corporate Bond Index, which returned +5.75% for the reporting period.(5) The Fund benefited during the reporting period from a lower-than-usual allocation to Franklin's AGE High Income Fund, during a time when the higher-yielding, lower-rated sector underperformed the investment grade fixed-income sectors.

CONCLUSION

On balance, the Fund's weak performance compared with its benchmark was principally due to underperformance of the underlying funds relative to the various indices that comprise the benchmark. The Fund's allocation between stock and bond funds had a modestly negative impact, as well.

Please remember, this discussion reflects our views, opinions and portfolio holdings as of January 31, 1999, the end of the reporting period. Markets and economic conditions are, however, changing constantly, which may affect our strategies and the Fund's portfolio composition. Although past performance is not

5. Source: Standard & Poor's (Lehman Brothers). Index is unmanaged and includes reinvested interest. One cannot invest directly in an index.

predictive of future results, these insights may help you better understand our investment and management philosophy. The Fund may invest a portion of its assets in foreign securities, including emerging markets. The special risks associated with these types of investments, as well as other considerations, are discussed in the Fund's prospectus.

Note: The discussion above provides a general overview of the primary sources of investment return for the Growth Target Fund for the six-month period ended January 31, 1999, and is provided for informational purposes only. It is important for investors to recognize that the Fund, and the underlying funds in which the Fund invests, generally seek to achieve their investment goals over longer time horizons than the period under review. Therefore, it is likely that the performance of the Fund, the underlying funds, and the associated indexes for any single six-month period will vary considerably from the long-term objectives and/or expectations of the portfolio managers. Past performance is not an indication of future performance and, in particular, recent performance is not a reliable indicator of future, long-term performance. Nor should investors draw conclusions, positive or negative, from the preceding analysis regarding the efficacy of the investment strategy of either the Fund or the underlying funds in which it invests.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

CLASS A (FORMERLY CLASS I):
Subject to the maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus, actual total returns would have been lower.

CLASS C (FORMERLY CLASS II):
Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


PERFORMANCE SUMMARY AS OF 1/31/99

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, and the impact of these same factors on the underlying funds held in the portfolio. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION (7/31/98 - 1/31/99)

CLASS A                          CHANGE        1/31/99   7/31/98
----------------------------------------------------------------
Net Asset Value                  -$0.71         $10.45   $11.16
                                 DISTRIBUTIONS
                                 -------------------------------
Dividend Income                  $0.2460
Long-Term Capital Gain           $0.1796
Short-Term Capital Gain          $0.1121
      TOTAL                      $0.5377

CLASS C                          CHANGE        1/31/99   7/31/98
----------------------------------------------------------------
Net Asset Value                  -$0.67         $10.41   $11.08
                                 DISTRIBUTIONS
                                 -------------------------------
Dividend Income                  $0.1774
Long-Term Capital Gain           $0.1796
Short-Term Capital Gain          $0.1121
      TOTAL                      $0.4691


22             Past performance is not predictive of future results.

PERFORMANCE



                                                      INCEPTION
CLASS A                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)         -1.38%    +1.82%    +14.68%
Average Annual Total Return(2)     -7.04%    -4.04%     +3.80%
Value of $10,000 Investment(3)              $9,596    $10,809

                                                      INCEPTION
CLASS C                           6-MONTHS   1-YEAR   (12/31/96)
----------------------------------------------------------------
Cumulative Total Return(1)         -1.69%    +1.04%    +13.12%
Average Annual Total Return(2)     -3.59%    -0.93%     +5.59%
Value of $10,000 Investment(3)              $9,907    $11,200



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.




Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.                         23

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights



FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                               CLASS A
                                                           --------------------------------------------------
                                                           SIX MONTHS ENDED          YEAR ENDED JULY 31,
                                                           JANUARY 31, 1999        --------------------------
                                                             (UNAUDITED)           1998             1997***
                                                           --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                       $    11.00           $    10.87         $    10.00
Income from investment operations:
 Net investment income                                            .25                  .39                .12
 Net realized and unrealized gains (losses)                      (.21)                 .18                .80
                                                           --------------------------------------------------
Total from investment operations                                  .04                  .57                .92
                                                           --------------------------------------------------
Less distributions from:
 Net investment income                                           (.30)                (.38)              (.05)
 Net realized gains                                              (.19)                (.06)              --
                                                           --------------------------------------------------
Total distributions                                              (.49)                (.44)              (.05)
                                                           --------------------------------------------------
Net asset value, end of period                             $    10.55           $    11.00         $    10.87
                                                           --------------------------------------------------

Total return*                                                     .44%                5.41%              9.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                          $   14,964           $   11,637         $    1,609
Ratios to average net assets:
 Expenses                                                         .75%**               .76%               .59%**
 Expenses excluding waiver and payments by affiliate              .87%**              1.07%              3.64%**
 Net investment income                                           4.18%**              3.88%              3.93%**
Portfolio turnover rate                                        101.70%              141.96%             33.30%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

**Annualized

***For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                               CLASS C
                                                          -----------------------------------------------------
                                                          SIX MONTHS ENDED            YEAR ENDED JULY 31,
                                                          JANUARY 31, 1999         -------------------------
                                                             (UNAUDITED)           1998              1997***
                                                          -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                       $    10.92           $    10.81         $    10.00
                                                          -----------------------------------------------------
Income from investment operations:
 Net investment income                                            .20                  .33                .10
 Net realized and unrealized gains (losses)                      (.21)                 .15                .75
                                                          -----------------------------------------------------
Total from investment operations                                 (.01)                 .48                .85
                                                          -----------------------------------------------------
Less distributions from:
 Net investment income                                           (.25)                (.31)              (.04)
 Net realized gains                                              (.19)                (.06)              --
                                                          -----------------------------------------------------
Total distributions                                              (.44)                (.37)              (.04)
                                                          -----------------------------------------------------
Net asset value, end of period                             $    10.47           $    10.92         $    10.81
                                                          =====================================================

Total return*                                                     .04%                4.56%              8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                          $   13,071           $   10,218         $    3,010
Ratios to average net assets:
 Expenses                                                        1.50%**              1.50%              1.48%**
 Expenses excluding waiver and payments by affiliate             1.62%**              1.81%              4.53%**
 Net investment income                                           3.41%**              3.27%              3.04%**
Portfolio turnover rate                                        101.70%              141.96%             33.30%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

**Annualized

***For the period December 31, 1996 (effective date) to July 31, 1997.


                      See notes to financial statements.                      25

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED)

 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                                          SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a)MUTUAL FUNDS 86.5%
   Franklin Bond Fund ..................................................................               665,031     $6,829,877
   Franklin Equity Fund ................................................................               100,616      1,103,761
   Franklin Growth Fund ................................................................               213,620      6,840,138
   Franklin Investment Grade Income Fund ...............................................               167,725      1,524,629
   Franklin Real Estate Securities Fund ................................................                72,570      1,008,010
   Franklin U.S. Government Securities Fund ............................................               245,165      1,698,995
   Franklin Utilities Fund .............................................................                88,339        929,333
   Mutual Discovery Fund ...............................................................               180,363      3,136,515
   Mutual European Fund ................................................................                49,454        621,645
   Templeton Foreign Fund ..............................................................                32,857        271,076
   Templeton Global Bond Fund ..........................................................                29,315        282,601
                                                                                                    ----------     ----------
   TOTAL LONG TERM INVESTMENTS (COST $23,893,167)                                                                  24,246,580
                                                                                                                   ----------
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT
                                                                                                    ------
(b)REPURCHASE AGREEMENT 14.4%

   Joint Repurchase Agreement, 4.686%, 2/01/99, (Maturity Value $4,040,907) (COST $4,039,330)     $  4,039,330      4,039,330
    Barclays Capital Inc. (Maturity Value $392,534)
    Bear, Stearns & Co. Inc. (Maturity Value $71,361)
    Chase Securities Inc. (Maturity Value $365,379)
    CIBC Oppenheimer Corp. (Maturity Value $392,534)
    Deutsche Bank Securities Inc. (Maturity Value $392,534)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $392,534)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $392,534)
    Lehman Brothers Inc. (Maturity Value $71,361)
    NationsBanc Montgomery Securities LLC (Maturity Value $392,534)
    Paine Webber Inc. (Maturity Value $392,534)
    Paribas Corp. (Maturity Value $392,534)
    Warburg Dillon Read LLC (Maturity Value $392,534)
     Collateralized by U.S. Treasury Bills & Notes                                                               ------------
   TOTAL INVESTMENTS (COST $27,932,497) 100.9% ..............................................                      28,285,910
                                                                                                                 ------------
   OTHER ASSETS, LESS LIABILITIES (.9%) .....................................................                        (250,873)
                                                                                                                 ------------
   NET ASSETS 100.0% ........................................................................                    $ 28,035,037
                                                                                                                 ============

(a) All investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

(b) See Note 1(b) regarding joint repurchase agreement.


26                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights


FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                    CLASS A
                                                           -----------------------------------------------------------------
                                                           SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                           JANUARY 31, 1999             ------------------------------------
                                                              (UNAUDITED)                 1998****               1997***
                                                           -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............          $    10.77                $    11.26              $    10.00
                                                           -----------------------------------------------------------------
Income from investment operations:
 Net investment income .............................                 .20                       .37                     .17
 Net realized and unrealized gains (losses) ........                (.37)                      .01                    1.13
                                                           -----------------------------------------------------------------
Total from investment operations ...................                (.17)                      .38                    1.30
                                                           -----------------------------------------------------------------
Less distributions from:
 Net investment income .............................                (.24)                     (.38)                   (.04)
 Net realized gains ................................                (.18)                     (.49)                     --
                                                           -----------------------------------------------------------------
Total distributions ................................                (.42)                     (.87)                   (.04)
                                                           -----------------------------------------------------------------
Net asset value, end of period .....................          $    10.18                $    10.77              $    11.26
                                                           =================================================================

Total return* ......................................               (1.51%)                    3.71%                  13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................          $   27,159                $   23,028              $    6,498
Ratios to average net assets:
 Expenses ..........................................                 .93%**                    .77%                    .67%**
 Expenses excluding waiver and payments by affiliate                  --                       .94%                   1.26%**
 Net investment income .............................                3.27%**                   3.37%                   2.69%**
Portfolio turnover rate ............................               96.03%                   124.87%                 264.78%


* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

** Annualized

*** For the period December 31, 1996 (effective date) to July 31, 1997.

**** Per share amounts have been calculated using the daily average shares outstanding during the period.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (Continued)


FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                          CLASS C
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                                              JANUARY 31, 1999            -------------------------------------
                                                                (UNAUDITED)                1998****                 1997***
                                                              -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............            $    10.65                $    11.16              $    10.00
                                                              -----------------------------------------------------------------
Income from investment operations:
 Net investment income .............................                   .15                       .30                     .07
 Net realized and unrealized gains (losses) ........                  (.37)                       --                    1.11
                                                              -----------------------------------------------------------------
Total from investment operations ...................                  (.22)                      .30                    1.18
                                                              -----------------------------------------------------------------
Less distributions from:
 Net investment income .............................                  (.19)                     (.32)                   (.02)
 Net realized gains ................................                  (.18)                     (.49)                     --
                                                              -----------------------------------------------------------------
Total distributions ................................                  (.37)                     (.81)                   (.02)
                                                              -----------------------------------------------------------------
Net asset value, end of period .....................            $    10.06                $    10.65              $    11.16
                                                              =================================================================

Total return* ......................................                 (1.97%)                    2.98%                  11.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................            $   26,053                $   19,501              $    4,695
Ratios to average net assets:
 Expenses ..........................................                  1.69%**                   1.50%                   1.50%**
 Expenses excluding waiver and payments by affiliate                    --                      1.68%                   2.09%**
 Net investment income .............................                  2.56%**                   2.75%                   1.86%**
Portfolio turnover rate ............................                 96.03%                   124.87%                 264.78%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

** Annualized

*** For the period December 31, 1996 (effective date) to July 31, 1997.

**** Per share amounts have been calculated using the daily average shares outstanding during the period.


28                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED)


 FRANKLIN TEMPLETON MODERATE TARGET FUND                                                       SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------
(a)MUTUAL FUNDS 99.7%
   Franklin Bond Fund ..................................................................      1,255,139            $12,890,279
   Franklin Equity Fund ................................................................        650,170              7,132,372
   Franklin Growth Fund ................................................................        403,162             12,909,260
   Franklin Real Estate Securities Fund ................................................         99,900              1,387,613
   Franklin Templeton Hard Currency Fund ...............................................         76,367                772,080
   Franklin U.S. Government Securities Fund ............................................        640,262              4,437,020
   Franklin Utilities Fund .............................................................        269,672              2,836,959
   Mutual Discovery Fund ...............................................................        217,270              3,778,337
   Mutual European Fund ................................................................        197,281              2,479,826
   Mutual Shares Fund ..................................................................        101,411              2,013,012
   Templeton Foreign Fund ..............................................................        229,436              1,892,851
   Templeton Global Bond Fund ..........................................................         55,127                531,432
                                                                                                                   -----------
   TOTAL LONG TERM INVESTMENTS (COST $52,031,773)                                                                   53,061,041
                                                                                                                   -----------
                                                                                                  PRINCIPAL
                                                                                                    AMOUNT
                                                                                                    ------
(b)REPURCHASE AGREEMENT .5%
   Joint Repurchase Agreement, 4.686%, 2/01/99 (Maturity Value $265,834) (COST $265,730)         $    265,730          265,730
    Barclays Capital Inc. (Maturity Value $25,823)
    Bear, Stearns & Co. Inc. (Maturity Value $4,695)
    Chase Securities Inc. (Maturity Value $24,037)
    CIBC Oppenheimer Corp. (Maturity Value $25,823)
    Deutsche Bank Securities Inc. (Maturity Value $25,823)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $25,823)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $25,823)
    Lehman Brothers Inc. (Maturity Value $4,695)
    NationsBanc Montgomery Securities LLC (Maturity Value $25,823)
    Paine Webber Inc. (Maturity Value $25,823)
    Paribas Corp. (Maturity Value $25,823)
    Warburg Dillon Read LLC (Maturity Value $25,823)
     Collateralized by U.S. Treasury Bills & Notes
                                                                                                                  ------------
   TOTAL INVESTMENTS (COST $52,297,503) 100.2% .........................................                            53,326,771
                                                                                                                  ------------
   OTHER ASSETS, LESS LIABILITIES (.2%) ................................................                              (115,043)
                                                                                                                  ------------
   NET ASSETS 100.0% ...................................................................                          $ 53,211,728
                                                                                                                  ============

(a) All investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

(b) See Note 1(b) regarding joint repurchase agreement.


                       See notes to financial statements.                     29

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights


FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                          CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS ENDED                    YEAR ENDED JULY 31,
                                                              JANUARY 31, 1999            -------------------------------------
                                                                (UNAUDITED)                  1998                   1997***
                                                              -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............            $    11.16                $    11.33              $    10.00
                                                              -----------------------------------------------------------------
Income from investment operations:
 Net investment income .............................                   .20                       .33                     .05
 Net realized and unrealized gains (losses) ........                  (.37)                     (.05)                   1.28
                                                              -----------------------------------------------------------------
Total from investment operations ...................                  (.17)                      .28                    1.33
                                                              -----------------------------------------------------------------
Less distributions from:
 Net investment income .............................                  (.25)                     (.30)                     --
 Net realized gains ................................                  (.29)                     (.15)                     --
                                                              -----------------------------------------------------------------
Total distributions ................................                  (.54)                     (.45)                     --
                                                              -----------------------------------------------------------------
Net asset value, end of period .....................            $    10.45                $    11.16              $    11.33
                                                              =================================================================

Total return* ......................................                 (1.38%)                    2.63%                  13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................            $   35,796                $   27,042              $    9,638
Ratios to average net assets:
 Expenses ..........................................                   .75%**                    .75%                    .73%**
 Expenses excluding waiver and payments by affiliate                   .90%**                    .98%                   2.19%**
 Net investment income .............................                  3.04%**                   2.80%                   2.65%**
Portfolio turnover rate ............................                 94.47%                   118.19%                  65.52%

* Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

** Annualized

*** For the period December 31, 1996 (effective date) to July 31, 1997.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)


FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                 CLASS C
                                                           -----------------------------------------------------
                                                           SIX MONTHS ENDED             YEAR ENDED JULY 31,
                                                           JANUARY 31, 1999       -----------------------------
                                                              (UNAUDITED)            1998               1997***
                                                           -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $    11.08            $    11.30          $    10.00
                                                           -----------------------------------------------------
Income from investment operations:
 Net investment income .............................               .17                   .24                 .04
 Net realized and unrealized gains (losses) ........              (.37)                 (.05)               1.26
                                                           -----------------------------------------------------
Total from investment operations ...................              (.20)                  .19                1.30
                                                           -----------------------------------------------------
Less distributions from:
 Net investment income .............................              (.18)                 (.26)                 --
 Net realized gains ................................              (.29)                 (.15)                 --
                                                           -----------------------------------------------------
Total distributions ................................              (.47)                 (.41)                 --
                                                           -----------------------------------------------------
Net asset value, end of period .....................        $    10.41            $    11.08          $    11.30
                                                           =====================================================
Total return* ......................................             (1.69%)                1.84%              13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................        $   23,501            $   20,752          $    4,733
Ratios to average net assets:
 Expenses ..........................................              1.50%**               1.50%               1.49%**
 Expenses excluding waiver and payments by affiliate              1.66%**               1.73%               2.95%**
 Net investment income .............................              2.28%**               1.97%               1.89%**
Portfolio turnover rate ............................             94.47%               118.19%              65.52%

*Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized.

**Annualized

***For the period December 31, 1996 (effective date) to July 31, 1997.


                       See notes to financial statements.                  31

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 1999 (UNAUDITED)


 FRANKLIN TEMPLETON GROWTH TARGET FUND                                                          SHARES                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)MUTUAL FUNDS  101.7%
   Franklin Bond Fund ...........................                                              1,174,657             $12,063,732
   Franklin Equity Fund .........................                                              1,201,601              13,181,570
   Franklin Growth Fund .........................                                                456,836              14,627,906
   Franklin Real Estate Securities Fund .........                                                 45,988                 638,783
   Franklin Utilities Fund ......................                                                222,211               2,337,668
   Mutual Discovery Fund ........................                                                164,132               2,854,261
   Mutual European Fund .........................                                                231,308               2,907,547
   Mutual Shares Fund ...........................                                                441,665               8,767,066
   Templeton Foreign Fund .......................                                                351,306               2,898,280
                                                                                                                      -----------
   TOTAL LONG TERM INVESTMENTS (COST $58,801,723)                                                                     60,276,813
                                                                                                PRINCIPAL
                                                                                                 AMOUNT
                                                                                                 ------
(b)REPURCHASE AGREEMENT
   Joint Repurchase Agreement, 4.686%, 2/01/99, (Maturity Value $35,356) (COST $35,342)        $     35,342               35,342
    Barclays Capital Inc. (Maturity Value $3,434)
    Bear, Stearns & Co. Inc. (Maturity Value $626)
    Chase Securities Inc. (Maturity Value $3,198)
    CIBC Oppenheimer Corp. (Maturity Value $3,434)
    Deutsche Bank Securities Inc. (Maturity Value $3,434)
    Donaldson, Lufkin & Jenrette Securities Corp. (Maturity Value $3,434)
    Dresdner Kleinwort Benson, North America LLC (Maturity Value $3,434)
    Lehman Brothers Inc. (Maturity Value $626)
    NationsBanc Montgomery Securities LLC (Maturity Value $3,434)
    Paine Webber Inc. (Maturity Value $3,434)
    Paribas Corp. (Maturity Value $3,434)
    Warburg Dillon Read LLC (Maturity Value $3,434)
     Collateralized by U.S. Treasury Bills & Notes
                                                                                                                    ------------
   TOTAL INVESTMENTS (COST $58,837,065) 101.7% ........................................                               60,312,155
                                                                                                                    ------------
   OTHER ASSETS, LESS LIABILITIES (1.7%) ..............................................                               (1,014,633)
                                                                                                                    ------------
   NET ASSETS 100.0% ..................................................................                             $ 59,297,522
                                                                                                                    ============


(a) All investments in the underlying funds are in Advisor Class or Class Z shares of those funds. Such shares carry no sales charges or distribution fees.

(b) See Note 1(b) regarding joint repurchase agreement.


32                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)

                                                                        FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                                           CONSERVATIVE        MODERATE           GROWTH
                                                                           TARGET FUND        TARGET FUND        TARGET FUND
                                                                           ------------       ------------       ------------
Assets:
 Investments in securities:
  Cost ...............................................................     $ 23,893,167        $ 52,031,773        $ 58,801,723
                                                                           ----------------------------------------------------
  Value ..............................................................       24,246,580          53,061,041          60,276,813
 Repurchase agreements, at value and cost ............................        4,039,330             265,730              35,342
 Receivables from capital shares sold ................................           32,459             104,830              75,767
 Organization costs ..................................................           39,861              39,861              39,861
                                                                           ----------------------------------------------------
      Total assets ...................................................       28,358,230          53,471,462          60,427,783
                                                                           ----------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ............................................          128,891              92,845           1,017,682
  Affiliates .........................................................           46,610             119,250              67,291
  Shareholders .......................................................          138,722              32,188              26,949
 Other liabilities ...................................................            8,970              15,451              18,339
                                                                           ----------------------------------------------------
      Total liabilities ..............................................          323,193             259,734           1,130,261
                                                                           ----------------------------------------------------
       Net assets, at value ..........................................     $ 28,035,037        $ 53,211,728        $ 59,297,522
                                                                           ====================================================
Net assets consist of:
 Undistributed net investment income .................................     $     46,237        $     56,571        $     30,627
 Net unrealized appreciation .........................................          353,413           1,029,268           1,475,090
 Accumulated net realized loss .......................................       (1,149,449)         (3,241,413)         (4,154,597)
 Capital shares ......................................................       28,784,836          55,367,302          61,946,402
                                                                           ----------------------------------------------------
       Net assets, at value ..........................................     $ 28,035,037        $ 53,211,728        $ 59,297,522
                                                                           ====================================================
CLASS A:
 Net assets, at value ................................................     $ 14,963,695        $ 27,159,175        $ 35,796,369
                                                                           ====================================================
 Shares outstanding ..................................................        1,418,377           2,668,722           3,424,021
                                                                           ====================================================
 Net asset value per share* ..........................................     $      10.55        $      10.18        $      10.45
                                                                           ====================================================
 Maximum offering price per share (net asset value per share / 94.25%)     $      11.19        $      10.80        $      11.09
                                                                           ====================================================
CLASS C:
 Net assets, at value ................................................     $ 13,071,342        $ 26,052,553        $ 23,501,153
                                                                           ====================================================
 Shares outstanding ..................................................        1,247,961           2,589,609           2,256,499
                                                                           ====================================================
 Net asset value per share* ..........................................     $      10.47        $      10.06        $      10.41
                                                                           ====================================================
 Maximum offering price per share (net asset value per share / 99.00%)     $      10.58        $      10.16        $      10.52
                                                                           ====================================================

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                     33

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)


                                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                                        CONSERVATIVE          MODERATE              GROWTH
                                                                         TARGET FUND         TARGET FUND          TARGET FUND
                                                                        ------------------------------------------------------
Investment income:
 Dividends ....................................................         $   619,324          $ 1,182,839          $ 1,289,186
 Interest .....................................................              92,333               34,256               12,948
                                                                        ------------------------------------------------------
      Total investment income .................................             711,657            1,217,095            1,302,134
                                                                        ------------------------------------------------------
Expenses:
 Asset allocation fees (Note 3) ...............................              30,741               58,104               65,591
 Distribution fees (Note 3)
  Class A .....................................................              16,200               30,775               38,535
  Class C .....................................................              58,217              109,345              108,272
 Transfer agent fees (Note 3) .................................              13,977               36,857               54,597
 Reports to shareholders ......................................               2,914               27,363               13,040
 Registration and filing fees .................................              16,198               20,608               19,010
 Professional fees ............................................               3,669                5,762                8,945
 Trustees' fees and expenses ..................................                 436                  836                  950
 Amortization of organization costs ...........................               6,833                6,833                6,833
 Other ........................................................                 379                  615                  721
                                                                        ------------------------------------------------------
      Total expenses ..........................................             149,564              297,098              316,494
      Expenses waived/paid by affiliate (Note 3) ..............             (13,719)                  --              (38,565)
                                                                        ------------------------------------------------------
       Net expenses ...........................................             135,845              297,098              277,929
                                                                        ------------------------------------------------------
        Net investment income .................................             575,812              919,997            1,024,205
                                                                        ------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................          (1,111,988)          (3,290,367)          (4,174,922)
  Distributions by underlying funds ...........................             185,988              533,371              913,158
                                                                        ------------------------------------------------------
        Net realized loss .....................................            (926,000)          (2,756,996)          (3,261,764)
 Net unrealized appreciation on investments ...................             570,196            1,477,351            2,353,199
                                                                        ------------------------------------------------------
Net realized and unrealized loss ..............................            (355,804)          (1,279,645)            (908,565)
                                                                        ------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $   220,008          $  (359,648)         $   115,640
                                                                        ======================================================


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 1998


                                            FRANKLIN TEMPLETON         FRANKLIN TEMPLETON           FRANKLIN TEMPLETON
                                         CONSERVATIVE TARGET FUND     MODERATE TARGET FUND           GROWTH TARGET FUND
                                        --------------------------------------------------------------------------------------
                                        SIX MONTHS        YEAR       SIX MONTHS        YEAR        SIX MONTHS         YEAR
                                           ENDED          ENDED         ENDED          ENDED          ENDED           ENDED
                                         JANUARY 31,    JULY 31,      JANUARY 31,     JULY 31,      JANUARY 31,      JULY 31,
                                            1999          1998           1999           1998           1999            1998
                                        --------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............   $   575,812    $   441,970    $   919,997    $   765,924    $ 1,024,205    $   744,848

  Net realized gain (loss) from
    investments and distributions
    by underlying funds .............      (926,000)       299,473     (2,756,996)       642,901     (3,261,764)     1,002,779
  Net unrealized appreciation
   (depreciation) on
   investments ......................       570,196       (426,817)     1,477,351     (1,093,493)     2,353,199     (1,648,322)
                                        --------------------------------------------------------------------------------------
      Net increase (decrease)
      in net assets resulting
      from operations ...............       220,008        314,626       (359,648)       315,332        115,640         99,305
 Distributions to shareholders from:
  Net investment income:
   Class A ..........................      (372,853)      (177,143)      (591,415)      (351,014)      (755,498)      (373,894)
   Class C ..........................      (288,994)      (162,713)      (459,752)      (292,695)      (393,541)      (263,042)
  Net realized gains:
   Class A ..........................      (252,162)       (24,813)      (450,571)      (429,281)      (925,041)      (184,015)
   Class C ..........................      (226,618)       (31,332)      (436,758)      (466,577)      (649,542)      (149,026)
                                        --------------------------------------------------------------------------------------
 Total distributions
   to shareholders ..................    (1,140,627)      (396,001)    (1,938,496)    (1,539,567)    (2,723,622)      (969,977)
 Capital share transactions: (Note 2)
   Class A ..........................     3,824,806     10,102,985      5,376,246     17,160,380     10,183,446     17,845,476
   Class C ..........................     3,275,789      7,214,620      7,603,981     15,400,546      3,927,881     16,448,949
                                        --------------------------------------------------------------------------------------
 Total capital share transactions ...     7,100,595     17,317,605     12,980,227     32,560,926     14,111,327     34,294,425
      Net increase in
      net assets ....................     6,179,976     17,236,230     10,682,083     31,336,691     11,503,345     33,423,753
Net assets:
 Beginning of period ................    21,855,061      4,618,831     42,529,645     11,192,954     47,794,177     14,370,424
                                        --------------------------------------------------------------------------------------
 End of period ......................   $28,035,037    $21,855,061    $53,211,728    $42,529,645    $59,297,522    $47,794,177
                                        ======================================================================================
Undistributed net investment
 income included in net assets
  End of period .....................   $    46,237    $   132,272    $    56,571    $   187,741    $    30,627    $   155,461
                                        ======================================================================================


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end, non-diversified investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk. The following summarizes the Funds' significant accounting policies.

The funds will invest primarily in open-end investment companies that are members of the Franklin Templeton Group of Funds (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

a. SECURITY VALUATION:

Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. JOINT REPURCHASE AGREEMENT:

The Funds may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At January 31, 1999, all outstanding repurchase agreements had been entered into on January 29, 1999.

c. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Investments in the Underlying Funds are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Trust from the Underlying Funds may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight line basis over five years.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


2. SHARES OF BENEFICIAL TRUST

During the period ended January 31, 1999, the Funds offered two classes of shares: Class I and Class II. Effective January 1, 1999, Class I and Class II were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At January 31, 1999, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                      FRANKLIN TEMPLETON          FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                                         CONSERVATIVE                 MODERATE                     GROWTH
                                                         TARGET FUND                 TARGET FUND                 TARGET FUND
                                                     SHARES       AMOUNT        SHARES       AMOUNT         SHARES        AMOUNT
                                                    --------    ----------     --------     ----------     --------     ----------
CLASS A SHARES:
Six months ended January 31, 1999
 Shares sold ..................................      491,136    $ 5,211,055      839,826    $ 8,517,983    1,450,189    $14,877,310
 Shares issued in reinvestment of distributions       59,027        612,389      103,953      1,034,576      163,535      1,659,246
 Shares redeemed ..............................     (189,597)    (1,998,638)    (412,571)    (4,176,313)    (612,156)    (6,353,110)
                                                   ---------------------------------------------------------------------------------
 Net increase .................................      360,566    $ 3,824,806      531,208    $ 5,376,246    1,001,568    $10,183,446
                                                   =================================================================================
Year ended July 31, 1998
 Shares sold ..................................    1,389,033    $15,382,734    1,909,614    $21,081,332    1,871,216    $21,309,441
 Shares issued in reinvestment of distributions       18,639        200,360       73,510        768,110       51,996        553,748
 Shares redeemed ..............................     (497,910)    (5,480,109)    (422,808)    (4,689,062)    (351,545)    (4,017,713)
                                                   ---------------------------------------------------------------------------------
 Net increase .................................      909,762    $10,102,985    1,560,316    $17,160,380    1,571,667    $17,845,476
                                                   =================================================================================
CLASS C SHARES:
Six months ended January 31, 1999
 Shares sold ..................................      393,981    $ 4,141,565      972,506    $ 9,743,230      692,410    $ 7,116,877
 Shares issued in reinvestment of distributions       45,587        470,191       85,894        846,111       98,717        999,876
 Shares redeemed ..............................     (126,957)    (1,335,967)    (299,748)    (2,985,360)    (406,932)    (4,188,872)
                                                   ---------------------------------------------------------------------------------
 Net increase .................................      312,611    $ 3,275,789      758,652    $ 7,603,981      384,195    $ 3,927,881
                                                   =================================================================================
Year ended July 31, 1998
 Shares sold ..................................      734,164    $ 8,072,065    1,492,882    $16,344,701    1,595,204    $18,081,468
 Shares issued in reinvestment of distributions       17,910        190,330       73,194        753,971       38,210        405,331
 Shares redeemed ..............................      (95,223)    (1,047,775)    (155,840)    (1,698,126)    (180,003)    (2,037,850)
                                                   ---------------------------------------------------------------------------------
 Net increase .................................      656,851    $ 7,214,620    1,410,236    $15,400,546    1,453,411    $16,448,949
                                                   =================================================================================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers or directors of the following entities:

     ENTITY                                                              AFFILIATION
     ---------------------------------------------------------------------------------------------------------
     Franklin Advisers, Inc. (Advisers)                                  Investment manager
     Franklin Templeton Services, Inc. (FT Services)                     Administrative manager
     Franklin/Templeton Investor Services, Inc. (Investor Services)      Transfer agent
     Franklin/Templeton Distributors, Inc. (Distributors)                Principal underwriter
     The Underlying Funds                                                The funds in which the Trust invests

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

Advisers agreed in advance to waive management fees for the Conservative Target Fund and the Growth Target Fund, as noted in the Statement of Operations.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions from sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                               FRANKLIN        FRANKLIN        FRANKLIN
                                              TEMPLETON       TEMPLETON       TEMPLETON
                                             CONSERVATIVE     MODERATE          GROWTH
                                             TARGET FUND     TARGET FUND      TARGET FUND
                                             --------------------------------------------
      Net commissions paid ............        $47,932        $132,642        $112,398
      Contingent deferred sales charges        $ 6,998        $  4,965        $  9,522

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At January 31, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

                                              FRANKLIN                  FRANKLIN                FRANKLIN
                                              TEMPLETON                TEMPLETON                TEMPLETON
                                             CONSERVATIVE              MODERATE                   GROWTH
                                             TARGET FUND              TARGET FUND               TARGET FUND
                                             --------------------------------------------------------------
      Investments at cost .......            $ 28,792,068             $ 54,932,695             $ 62,146,296
                                             ==============================================================
      Unrealized appreciation ...                 403,521                1,048,470                1,380,276
      Unrealized depreciation ...                (909,679)              (2,654,394)              (3,214,417)
                                             --------------------------------------------------------------
      Net unrealized depreciation            $   (506,158)            $ (1,605,924)            $ (1,834,141)
                                             ==============================================================

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds for the period ended January 31, 1999, were as follows:

                             FRANKLIN                FRANKLIN               FRANKLIN
                             TEMPLETON              TEMPLETON              TEMPLETON
                           CONSERVATIVE             MODERATE                GROWTH
                            TARGET FUND            TARGET FUND            TARGET FUND
                           --------------------------------------------------------------
      Purchases            $25,827,200            $56,135,342            $63,520,677
      Sales ...            $21,363,570            $43,555,024            $49,187,626


40